Document and Entity Information	Sep. 18, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 18, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 18, 2023
Document Effective Date	Sep. 18, 2023
Prospectus Date	Dec. 16, 2022
Invesco BulletShares 2030 Corporate Bond ETF | Invesco BulletShares 2030 Corporate Bond ETF
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Trading Symbol	BSCU
Invesco BulletShares 2028 High Yield Corporate Bond ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJS
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
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Trading Symbol	BSMU